INVENTORY (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 1,586,777	$ 1,481,946
Finished products	168,075	5,825
Total	$ 1,754,852	$ 1,487,771